Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating leases [Abstract]
Operating leases right-of-use assets	$ 1.6	$ 2.7
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Operating lease liability, current	$ 3.1	$ 3.4
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Long-term operating lease liabilities	$ 2.9	$ 6.5
Components of Lease Cost [Abstract]
Operating lease cost	8.7	21.2
Short-term lease cost	0.0	0.5
Total lease cost	8.7	21.7
Sublease income	$ 1.8	$ 0.7